Segment Information - Summary of reconciliation for the recast segments (Detail 2) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Net revenue		R$ 6,987,180	R$ 3,403,709	R$ 14,505,174	R$ 6,318,859
Performance Assessed By Company		748,488	1,006,499	748,488	1,006,499
Depreciation and amortization				(1,329,718)	(536,700)
Financial income		665,538	414,057	2,225,722	792,159
Financial expenses		(934,079)	(618,459)	(2,721,858)	(1,161,816)
Income tax				(139,656)	(30,746)
Net income (loss)		(392,083)	55,923	(1,217,022)	69,397
Segment Recast [Member]
Disclosure of operating segments [line items]
Net revenue					6,318,859
Performance Assessed By Company			1,006,500		1,006,500
Depreciation and amortization					(536,700)
Financial income					792,159
Financial expenses					(1,161,816)
Income tax					(30,746)
Net income (loss)					69,397
Natura Brazil [Member] | Segment Recast [Member]
Disclosure of operating segments [line items]
Net revenue	[1]				2,750,169
Performance Assessed By Company	[1]		588,399		588,399
Depreciation and amortization	[1]				(130,112)
Financial income	[1]				749,538
Financial expenses	[1]				(1,071,733)
Income tax	[1]				(54,149)
Net income (loss)	[1]				81,943
Natura LATAM [Member] | Segment Recast [Member]
Disclosure of operating segments [line items]
Net revenue	[1]				1,253,535
Performance Assessed By Company	[1]		162,932		162,932
Depreciation and amortization	[1]				(28,027)
Financial income	[1]				19,689
Financial expenses	[1]				(27,504)
Income tax	[1]				(24,900)
Net income (loss)	[1]				102,190
Natura Outros [Member] | Segment Recast [Member]
Disclosure of operating segments [line items]
Net revenue	[1]				4,292
Performance Assessed By Company	[1]		(15,780)		(15,780)
Depreciation and amortization	[1]				(1,093)
Financial income	[1]
Financial expenses	[1]				(121)
Income tax	[1]
Net income (loss)	[1]				(16,994)
Aesop [Member]
Disclosure of operating segments [line items]
Net revenue				723,121	552,646	R$ 552,646
Performance Assessed By Company		180,574	118,183	180,574	118,183
Depreciation and amortization				(123,813)	(83,299)
Financial income				10,403	4,792
Financial expenses				(28,729)	(13,455)
Income tax				(10,018)	(7,802)
Net income (loss)				28,416	18,419
Aesop [Member] | Segment Recast [Member]
Disclosure of operating segments [line items]
Net revenue	[2]				554,090
Performance Assessed By Company	[2]		117,590		117,590
Depreciation and amortization	[2]				(83,761)
Financial income	[2]				4,792
Financial expenses	[2]				(13,520)
Income tax	[2]				(7,802)
Net income (loss)	[2]				17,299
Aesop [Member] | Brazil and Latins America [Member] | Segment Recast [Member]
Disclosure of operating segments [line items]
Net revenue					1,444
Performance Assessed By Company			593		593
Depreciation and amortization					(462)
Financial expenses					(65)
Net income (loss)					1,120
The Body Shop [Member] | Segment Recast [Member]
Disclosure of operating segments [line items]
Net revenue	[3]				1,756,773
Performance Assessed By Company	[3]		280,479		280,479
Depreciation and amortization	[3]				(293,707)
Financial income	[3]				18,140
Financial expenses	[3]				(48,938)
Income tax	[3]				12,884
Net income (loss)	[3]				(31,142)
The Body Shop [Member] | Brazil and Latins America [Member] | Segment Recast [Member]
Disclosure of operating segments [line items]
Net revenue					38,950
Performance Assessed By Company			6,048		6,048
Depreciation and amortization					(7,566)
Financial expenses					(2,881)
Income tax					(99)
Net income (loss)					16,594
Corporate [Member]
Disclosure of operating segments [line items]
Net revenue
Performance Assessed By Company		R$ (431,830)	(127,120)	(431,830)	(127,120)
Depreciation and amortization
Financial income				65,884
Financial expenses				(8,577)
Income tax				147,348	43,221
Net income (loss)				R$ (227,175)	(83,899)
Corporate [Member] | Segment Recast [Member]
Disclosure of operating segments [line items]
Net revenue
Performance Assessed By Company			R$ (127,120)		(127,120)
Depreciation and amortization
Financial income
Financial expenses
Income tax					43,221
Net income (loss)					R$ (83,899)

[1]	Amounts included in the new segment information Natura &Co Latam.
[2]	Amounts related to the Aesop's operations located in Brazil and Latins America, representing net revenue (R$ 1,444), performance assessed by Company (R$ 593), depreciation and amortization (R$ 462), financial expense (R$65), and net income (loss) (R$1,120) included in the recast segment Natura &Co Latam.
[3]	Amount related to The Body Shop's operations located in Brazil and Latins America, representing net revenue (R$ 38,950), performance assessed by Company (R$ 6,048), depreciation and amortization (R$ 7,566), financial expense (R$2,881), income tax (R$99) and net income (loss) (R$16,594) included in the recast segment Natura &Co Latam.